February 7, 2012

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:          Allianz Funds Multi-Strategy Trust (Reg. 333-148624) (811-22167)

Allianz AGIC Micro Cap Fund

Allianz AGIC Ultra Micro Cap Fund

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the supplement dated January 19, 2012.

Any comments or questions on this filing should be directed to Angela Borreggine at (212) 739-3213.

Very truly yours,

/s/ Angela Borreggine
Angela Borreggine
Senior Vice President and Senior Counsel

cc: Ropes & Gray LLP

Allianz Asset Management of America L.P.

1633 Broadway

New York, NY 10019

212.739.3000